Convertible Notes (Narrative) (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Nov. 17, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($)	Sep. 30, 2025 ₪ / shares	Sep. 30, 2025 USD ($)	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Amortization of debt issuance costs			$ 1,656	$ 1,094	$ 1,094
Payments of convertible debt			$ 266,951	0	$ 0
Ordinary shares, par value per share | ₪ / shares						₪ 0.01				₪ 0.01
November 2026 Convertible Notes
Debt Instrument [Line Items]
Principal amount		$ 200,000					$ 32,933		$ 200,000		$ 200,000
Repurchase of convertible notes									$ 167,067
Percentage of convertible senior note		0.00%							83.53%
Due date		2026-12-01
Conversion rate description		The 2026 Notes will be convertible based on an initial conversion rate of 17.1092 ordinary shares per $1,000 principal amount of notes, equivalent to an initial conversion price of approximately $58.45 per ordinary share, which represents a conversion premium of approximately 30% to the last reported sale price of the Company’s ordinary shares on The Nasdaq Global Market on November 18, 2021. The closing price of the Company’s shares on December 31, 2025 was $106.35.
Conversion rate percentage		130.00%
Percentage of repurchase price equal to principal amount of convertible notes		100.00%
Percentage of cash repurchase price equal to principal amount of convertible notes		100.00%
Term of debt issuance costs amortization			1 year
Debt interest rate			0.56%
Amortization of debt issuance costs			$ 865	$ 1,094
Estimated fair value of the notes classified as Level 2 financial instruments							62,853				301,157
Exceeded principal amount							29,920				101,157
Payments of convertible debt	$ 266,951
September 2030 Convertible Notes
Debt Instrument [Line Items]
Principal amount							500,000		$ 500,000		$ 0
Percentage of convertible senior note									0.00%
Due date	Sep. 30, 2030
Conversion rate description	The 2030 Notes will be convertible based on an initial conversion rate of 9.1455 ordinary shares per $1,000 principal amount of the 2030 Notes (equivalent to an initial conversion price of approximately $109.34 per share, which represents a conversion premium of approximately 30.0% to the last reported sale price of the Company’s ordinary shares on The Nasdaq Global Market on September 11, 2025).
Conversion rate percentage	130.00%
Percentage of cash repurchase price equal to principal amount of convertible notes	100.00%
Term of debt issuance costs amortization			4 years 9 months
Debt interest rate			0.56%
Amortization of debt issuance costs			$ 791
Estimated fair value of the notes classified as Level 2 financial instruments							579,848
Exceeded principal amount							$ 79,848
Ordinary shares, par value per share | ₪ / shares								₪ 0.01